Supplemental cash flow information (Schedule of detailed information about supplemental cash flow information) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Supplemental Cash Flow Informations Abstract
Balance - beginning of period	$ 3,239,483	$ 3,615,080	$ 3,364,499
Cash flows from financing activities:
Proceeds from issuance of convertible debentures	765,671	510,000	612,279
Repayments of convertible debentures	(63,490)	(593,301)	(150,920)
Non-cash changes:
Accretion expense	1,179,603	1,169,921	1,099,818
Accrued interest on convertible debentures	368,280	408,543	285,679
Loss (gain) on repayment of convertible debentures	(47,877)	0	0
Loss on conversion of convertible debentures	94,326	0	0
Loss (gain) on revaluation of derivative liabilities	(409,607)	(2,547,192)	(771,920)
Loss (gain) on extinguishment of debt	200,650	1,018,928	(127,409)
Convertible debentures converted into common shares	(764,432)	(521,136)	(762,847)
Renewal of convertible debentures	0	(16,804)	(26,752)
Foreign exchange loss	(129,244)	195,444	92,653
Balance - end of period	$ 4,433,363	$ 3,239,483	$ 3,615,080